Operating Profit	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating Profit
11	OPERATING PROFIT

Operating profit is stated after charging the following items:

	2018	2017	2016
	RMB million	RMB million	RMB million
Amortization of intangible assets (note 20)	160	142	129
Depreciation of property, plant and equipment (note 17)
– owned	7,926	7,065	6,388
– leased (finance leases)	6,690	6,302	5,563
Depreciation of investment properties (note 18)	26	12	11
Amortization of long-term deferred assets included in other non-current assets	468	402	394
Amortization of prepayments for land use rights	43	45	63
Consumption of flight equipment spare parts	1,088	1,131	1,198
Auditors’ remuneration	17	19	18
Co-operation routes income (note 6)	(4,536)	(3,884)	(3,196)
Routes subsidy income (note 6)	(441)	(295)	(400)
Other subsidy income (note 6)	(453)	(762)	(935)
Gain on disposal of a subsidiary (note 6)	—	(1,754)	—
Foreign exchange differences, net (note 12) (note 13)	2,191	(2,001)	(3,574)